Equity - Other contributed equity - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 31, 2016	Sep. 10, 2016
Statement of changes in equity [abstract]
Number of ordinary shares issued	138,755,376	132,012,209		20,000,000
Number of ordinary shares available for conversion			16,000,000
Number of convertible note may be converted into ordinary shares	1,855,357